Note 5 - Related Parties (Details Textual) - USD ($)						3 Months Ended		12 Months Ended
	Dec. 29, 2025	Dec. 12, 2025	Feb. 12, 2025	Feb. 10, 2025	Jun. 07, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Stock Issued During Period, Shares, New Issues	100
Archimedes Tech SPAC Partners II Co [Member]
Stock Issued During Period, Shares, New Issues							8,400,000	8,400,000
Shares Subject to Forfeiture									750,000
Repayments of Related Party Debt						$ 0	$ 290,000	$ 290,000
Accounts Payable, Current								1,239	$ 0
Archimedes Tech SPAC Sponsors II LLC (the "Sponsor") [Member] | Promissory Note [Member] | Archimedes Tech SPAC Partners II Co [Member]
Debt Instrument, Maximum Amount					$ 290,000
Repayments of Related Party Debt		$ 290,000	$ 290,000
Archimedes Tech SPAC Sponsors II LLC (the "Sponsor") [Member] | Archimedes Tech SPAC Partners II Co [Member]
Proceeds from Contributed Capital					$ 25,000
Stock Issued During Period, Shares, New Issues					5,750,000
Shares Subject to Forfeiture					750,000
Founder Shares, Percentage of Outstanding Stock After IPO					20.00%
Founder Shares, Not Transferrable Period					6 months
Founder Shares, Lock-up, Threshold Share Price					$ 12
Founder Shares, Lock-up, Threshold Consecutive Trading Days					20 days
Founder Shares, Lock-up, Threshold Trading Days					30 days
Archimedes Tech SPAC Sponsors II LLC (the "Sponsor") [Member] | Office Space, Administrative and Support Services [Member] | Archimedes Tech SPAC Partners II Co [Member]
Maximum Monthly Reimbursement				$ 10,000
Related Party Transaction, Amounts of Transaction				$ 106,786		30,000	$ 16,786
Archimedes Tech SPAC Sponsors II LLC (the "Sponsor") [Member] | Promissory Note [Member] | Archimedes Tech SPAC Partners II Co [Member]
Debt Instrument, Maximum Amount					$ 290,000
Related Party [Member] | Archimedes Tech SPAC Partners II Co [Member]
Accounts Payable, Current						4,283		1,239
Related Party [Member] | Working Capital Loans [Member] | Archimedes Tech SPAC Partners II Co [Member]
Debt Instrument, Maximum Amount						$ 1,500,000		$ 1,500,000
Debt Instrument, Convertible, Conversion Price						$ 10		$ 10
Loans Payable						$ 0		$ 0	$ 0